August 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Sustainable Aware Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
HEICO Corp.	715	$ 236,772
HEICO Corp., Class A	14,213	3,470,388
Huntington Ingalls Industries, Inc.	5,709	1,662,461
L3Harris Technologies, Inc.	1,885	501,881
Northrop Grumman Corp.	15,912	8,587,706
RTX Corp.	56,476	11,731,760
		26,190,968
Air Freight & Logistics — 0.5%
FedEx Corp.	1,056	345,734
United Parcel Service, Inc., Class B	59,465	6,198,037
		6,543,771
Automobile Components — 0.2%
Lear Corp.	13,575	1,696,739
QuantumScape Corp., Class A(a)(b)	124,140	693,943
		2,390,682
Automobiles — 1.3%
Tesla, Inc.(a)	45,339	16,682,485
Banks — 3.0%
Bank of America Corp.	113,300	7,017,802
Citigroup, Inc.	55,133	7,256,606
Citizens Financial Group, Inc.	37,430	2,577,804
Credicorp Ltd.	5,345	1,958,301
First Horizon Corp.	47,449	1,153,960
JPMorgan Chase & Co.	25,158	8,956,751
Popular, Inc.	1,146	192,746
U.S. Bancorp	53,019	3,264,910
Wells Fargo & Co.	51,588	4,456,687
		36,835,567
Beverages — 0.9%
Constellation Brands, Inc., Class A	920	120,171
PepsiCo, Inc.	80,798	11,339,191
		11,459,362
Biotechnology — 2.9%
AbbVie, Inc.	28,243	7,242,070
Alnylam Pharmaceuticals, Inc.(a)	8,577	2,064,398
Amgen, Inc.	2,377	1,021,825
Biogen, Inc.(a)	2,997	649,300
Exelixis, Inc.(a)	46,130	2,520,543
Gilead Sciences, Inc.	58,171	8,512,744
Incyte Corp.(a)	17,813	2,194,918
Insmed, Inc.(a)	19,491	2,374,394
Ionis Pharmaceuticals, Inc.(a)	35,043	2,115,195
Natera, Inc.(a)	2,203	709,278
Neurocrine Biosciences, Inc.(a)	17,735	2,731,722
PTC Therapeutics, Inc.(a)	2,330	162,028
Regeneron Pharmaceuticals, Inc.	2,388	1,908,203
Revolution Medicines, Inc.(a)	3,294	677,148
United Therapeutics Corp.(a)	1,915	977,378
Vertex Pharmaceuticals, Inc.(a)	448	243,945
		36,105,089
Broadline Retail — 3.5%
Amazon.com, Inc.(a)	167,971	43,633,827
Building Products — 0.3%
Johnson Controls International PLC	25,149	3,476,598
Security	Shares	Value
Capital Markets — 2.3%
Cboe Global Markets, Inc.	535	$ 160,607
Evercore, Inc., Class A	412	118,009
Goldman Sachs Group, Inc.	8,249	8,462,649
Houlihan Lokey, Inc., Class A	13,693	1,825,140
Intercontinental Exchange, Inc.	8,579	1,378,645
LPL Financial Holdings, Inc.	5,601	2,073,126
Morgan Stanley	64,820	13,827,403
Nasdaq, Inc.	1,640	161,720
Virtu Financial, Inc., Class A	6,723	441,298
		28,448,597
Chemicals — 0.8%
Air Products and Chemicals, Inc.	26,314	8,143,131
Albemarle Corp.	3,154	425,695
RPM International, Inc.	18,362	1,911,484
		10,480,310
Commercial Services & Supplies — 0.2%
Clean Harbors, Inc.(a)	395	124,523
Tetra Tech, Inc.	14,534	525,259
Waste Management, Inc.	9,038	1,978,599
		2,628,381
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	17,171	3,360,193
Ciena Corp.(a)	2,600	995,280
Cisco Systems, Inc.	71,641	7,915,614
F5, Inc.(a)	1,990	810,189
Lumentum Holdings, Inc.(a)	3,659	3,347,107
		16,428,383
Construction & Engineering — 0.8%
AECOM	6,056	408,356
EMCOR Group, Inc.	201	147,642
Quanta Services, Inc.	14,773	8,968,541
		9,524,539
Consumer Finance — 1.6%
Ally Financial, Inc.	109,716	4,631,112
American Express Co.	46,815	15,456,909
OneMain Holdings, Inc.	1,731	108,118
		20,196,139
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	100,293	1,238,619
Costco Wholesale Corp.	11,720	11,062,391
Dollar General Corp.	19,658	2,491,651
Kroger Co.	38,481	2,214,197
Sysco Corp.	23,000	1,864,840
Walmart, Inc.	44,437	4,660,108
		23,531,806
Containers & Packaging — 0.3%
Ball Corp.	32,204	2,027,886
Crown Holdings, Inc.	4,915	572,057
International Paper Co.	17,358	658,389
		3,258,332
Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,540	182,841
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	50,568	1,309,206

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Space Exploration Technologies Corp., Class A(a)	53,367	$ 7,668,304
Verizon Communications, Inc.	292,532	14,632,451
		23,609,961
Electric Utilities — 0.9%
Exelon Corp.	125,913	5,504,916
NextEra Energy, Inc.	61,818	5,090,094
		10,595,010
Electrical Equipment — 1.3%
Acuity, Inc.	5,902	1,958,225
Bloom Energy Corp., Class A(a)	8,064	1,663,603
Emerson Electric Co.	49,017	7,472,151
EnerSys	8,107	1,490,553
GE Vernova, Inc.	1,418	1,274,116
Hubbell, Inc., Class B	2,515	1,139,295
Innio NV(a)	20,384	411,757
NuScale Power Corp., Class A(a)	29,690	275,226
		15,684,926
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.	644	178,298
Corning, Inc.	1,330	197,811
Flex Ltd.(a)	28,224	3,083,472
Jabil, Inc.	6,867	2,096,220
Keysight Technologies, Inc.(a)	4,656	1,502,491
TE Connectivity PLC	11,902	2,442,886
		9,501,178
Energy Equipment & Services — 0.3%
Halliburton Co.	103,221	3,803,694
Entertainment(a) — 0.9%
Netflix, Inc.	107,044	8,675,916
Roku, Inc., Class A	14,810	2,324,134
		11,000,050
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	27,870	14,047,316
Block, Inc., Class A(a)	25,154	2,063,131
Mastercard, Inc., Class A	10,766	6,344,511
Visa, Inc., Class A	39,823	15,107,652
Voya Financial, Inc.	8,138	824,542
		38,387,152
Food Products — 0.3%
Darling Ingredients, Inc.(a)	45,645	3,024,894
Tyson Foods, Inc., Class A	2,897	159,741
		3,184,635
Ground Transportation — 0.5%
Old Dominion Freight Line, Inc.	1,553	310,538
Ryder System, Inc.	13,963	3,413,395
Uber Technologies, Inc.(a)	27,855	2,107,230
XPO, Inc.(a)	3,018	585,462
		6,416,625
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	96,175	10,613,873
Boston Scientific Corp.(a)	110,095	5,317,588
STERIS PLC	19,814	4,609,529
		20,540,990
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	10,795	2,532,723
Centene Corp.(a)	6,905	444,268
Cigna Group	5,679	1,567,858
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	5,562	$ 2,183,307
Guardant Health, Inc.(a)	1,710	271,924
HCA Healthcare, Inc.	9,007	3,732,951
McKesson Corp.	10,014	8,865,595
UnitedHealth Group, Inc.	22,876	8,908,143
		28,506,769
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	236,756	4,929,260
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	38,398	1,025,611
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	54,560	9,996,483
Aramark	17,415	980,639
Booking Holdings, Inc.	18,786	3,740,105
Boyd Gaming Corp.	1	77
Chipotle Mexican Grill, Inc., Class A(a)	7,564	287,659
McDonald’s Corp.	10,151	2,675,194
Texas Roadhouse, Inc.	5,403	1,056,827
		18,736,984
Household Durables — 0.2%
D.R. Horton, Inc.	8,279	1,196,812
Installed Building Products, Inc.	6,041	1,466,936
		2,663,748
Household Products — 1.1%
Procter & Gamble Co.	91,256	13,243,071
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp.	14,569	468,393
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	24,339	5,197,107
Industrial REITs — 0.6%
Prologis, Inc.	49,002	6,856,360
Insurance — 1.6%
American Financial Group, Inc.	21,168	3,017,499
Hartford Insurance Group, Inc.	7,236	994,082
Markel Group, Inc.(a)	1,253	2,259,046
MetLife, Inc.	76,102	7,242,627
Progressive Corp.	17,007	3,708,887
Reinsurance Group of America, Inc., Class A	2,860	703,674
W.R. Berkley Corp.	18,482	1,248,644
		19,174,459
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	115,439	39,174,225
Alphabet, Inc., Class C	90,869	30,478,371
Meta Platforms, Inc., Class A	36,307	20,779,949
Snap, Inc., Class A(a)	33,735	187,229
		90,619,774
IT Services — 1.0%
Accenture PLC, Class A	32,716	6,208,188
Amdocs Ltd.	30,401	1,917,087
International Business Machines Corp.	6,063	1,417,954
MongoDB, Inc., Class A(a)	1,947	882,711
Quantinuum, Inc., Class A(a)	4,549	227,905
Snowflake, Inc., Class A(a)	2,978	986,999
Twilio, Inc., Class A(a)	4,873	1,148,225
		12,789,069
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(a)	4,039	1,054,947
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Qiagen NV	5,872	$ 254,199
Tempus AI, Inc., Class A(a)	11,688	736,928
Thermo Fisher Scientific, Inc.	230	141,933
		2,188,007
Machinery — 2.4%
Caterpillar, Inc.	15,392	12,274,658
Cummins, Inc.	9,432	5,323,421
Donaldson Co., Inc.	62,139	5,647,814
Fortive Corp.	18,587	1,093,659
Illinois Tool Works, Inc.	856	235,717
Parker-Hannifin Corp.	2,530	2,477,983
RBC Bearings, Inc.(a)	992	490,306
Xylem, Inc.	16,671	1,835,644
		29,379,202
Media — 0.3%
Fox Corp., Class A	35,367	2,381,967
Fox Corp., Class B	2,601	156,632
Trade Desk, Inc., Class A(a)	91,333	1,253,089
		3,791,688
Metals & Mining — 0.7%
Newmont Corp.	49,772	6,274,258
Nucor Corp.	10,734	2,679,636
Reliance, Inc.	563	216,220
		9,170,114
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	7,253	776,216
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	1,222	356,445
Chevron Corp.	99,415	20,493,408
ExxonMobil Holdings Corp.	35,432	5,702,780
Phillips 66	24,155	5,956,140
Valero Energy Corp.	7,689	2,759,736
		35,268,509
Pharmaceuticals — 2.7%
Eli Lilly & Co.	8,573	9,916,646
Johnson & Johnson	18,935	5,033,870
Merck & Co., Inc.	37,619	5,558,583
Pfizer, Inc.	429,475	12,222,859
		32,731,958
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp., Class A	7,196	544,377
Equifax, Inc.	15,607	2,952,220
ExlService Holdings, Inc.(a)	12,108	461,073
Jacobs Solutions, Inc.	14,839	2,211,753
SS&C Technologies Holdings, Inc.	24,629	2,043,468
Verisk Analytics, Inc., Class A	2,691	521,462
		8,734,353
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.(a)	37,089	17,458,534
Analog Devices, Inc.	2,409	872,395
Applied Materials, Inc.	21,149	9,694,490
Astera Labs, Inc.(a)	5,132	1,524,101
Broadcom, Inc.	79,367	29,392,775
Cirrus Logic, Inc.(a)	14,311	1,567,198
Credo Technology Group Holding Ltd.(a)	6,032	1,364,378
Intel Corp.(a)	92,291	8,260,967
KLA Corp.	22,399	3,929,905
Lam Research Corp.	33,276	10,032,381
Marvell Technology, Inc.	10,845	2,295,453
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	19,224	$ 18,430,626
Monolithic Power Systems, Inc.	1,483	1,880,103
NVIDIA Corp.	391,210	86,371,343
NXP Semiconductors NV	10,327	2,319,857
QUALCOMM, Inc.	21,590	3,680,663
Rambus, Inc.(a)	6,976	604,749
Texas Instruments, Inc.	5,877	1,533,368
		201,213,286
Software — 9.1%
Adobe, Inc.(a)	19,761	5,785,823
Crowdstrike Holdings, Inc., Class A(a)	5,735	1,324,785
Datadog, Inc., Class A(a)	11,606	2,751,086
Dropbox, Inc., Class A(a)	8,149	286,763
Dynatrace, Inc.(a)	5,343	291,674
Fortinet, Inc.(a)	34,931	5,970,756
Intuit, Inc.	11,823	4,248,004
Microsoft Corp.	126,473	64,158,488
Nutanix, Inc., Class A(a)	27,480	1,884,304
Oracle Corp.	27,394	4,084,993
Palantir Technologies, Inc., Class A(a)	27,155	5,061,149
Palo Alto Networks, Inc.(a)	7,807	2,983,289
Pegasystems, Inc.	51,760	1,905,286
RingCentral, Inc., Class A	21,201	1,476,014
SentinelOne, Inc., Class A(a)	119,606	2,643,293
ServiceNow, Inc.(a)	19,088	2,824,833
Trimble, Inc.(a)	15,103	905,274
Workday, Inc., Class A(a)	2,563	506,064
Zscaler, Inc.(a)	18,934	3,566,881
		112,658,759
Specialized REITs — 0.9%
Digital Realty Trust, Inc.	5,163	958,201
Equinix, Inc.	8,527	8,925,382
Extra Space Storage, Inc.	5,313	749,664
		10,633,247
Specialty Retail — 2.2%
Best Buy Co., Inc.	25,719	2,061,378
Home Depot, Inc.	51,726	16,957,335
Lowe’s Cos., Inc.	15,261	3,123,927
TJX Cos., Inc.	39,896	5,342,473
		27,485,113
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	245,396	77,753,723
Dell Technologies, Inc., Class C	10,378	4,732,472
Hewlett Packard Enterprise Co.	59,968	3,132,728
NetApp, Inc.	8,654	1,603,500
Sandisk Corp.(a)	2,775	4,347,592
Seagate Technology Holdings PLC	1,456	1,206,121
Western Digital Corp.	9,084	4,092,796
		96,868,932
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., Class A	5,450	113,142
Tapestry, Inc.	18,123	2,236,197
		2,349,339
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	17,690	5,731,206
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	13,389	1,255,353
Total Common Stocks — 99.3% (Cost: $819,879,052)		1,225,167,785

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(c)	14,154	$ 14,013
Total Rights — 0.0% (Cost: $6,511)		14,013
Total Long-Term Investments — 99.3% (Cost: $819,885,563)		1,225,181,798
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	3,730	3,730
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(d)(e)	6,474,670	6,474,670
Total Short-Term Securities — 0.5% (Cost: $6,478,400)		6,478,400
Total Investments — 99.8% (Cost: $826,363,963)		1,231,660,198
Other Assets Less Liabilities — 0.2%		1,951,382
Net Assets — 100.0%		$ 1,233,611,580

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 402,148	$ —	$ (398,410)(a)	$ (43)	$ 35	$ 3,730	3,730	$ 8,084 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,918,498	1,556,172 (a)	—	—	—	6,474,670	6,474,670	56,149	—
				$ (43)	$ 35	$ 6,478,400		$ 64,233	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	21	09/18/26	$ 8,084	$ 110
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,225,167,785	$ —	$ —	$ 1,225,167,785
Rights	—	—	14,013	14,013
Short-Term Securities
Money Market Funds	6,478,400	—	—	6,478,400
	$1,231,646,185	$—	$14,013	$1,231,660,198
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 110	$ —	$ —	$ 110

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
S&P	Standard & Poor’s